Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital lease obligations	$ 1,203		$ 2,076
Face Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	2		10,547
Senior credit facility	311,022		324,500
Capital lease obligations	1,203		2,076
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	2		10,547
Long-term investments for which it is not practicable to estimate fair value	462		128
Senior credit facility	311,022		324,500
Capital lease obligations	1,203		2,076
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	2		10,547
Senior credit facility	320,739		324,500
Capital lease obligations	1,203		2,076
CoBank [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments for which it is not practicable to estimate fair value	400
Interest Rate Swap [Member] | Face Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional amount of interest rate swap liability	153,750	[1]
Interest Rate Swap [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	1,871
Interest Rate Swap [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	$ 1,871

[1]	*notional amount